Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Depreciable Assets	The ranges of estimated useful lives and the weighted average useful lives are summarized below:

	Range of useful lives		Weighted average useful lives
	2021	2020	2021	2020
Generation	3-60	3-60	33	33
Distribution	1-100	1-100	40	40
Equipment	5-50	5-50	11	11